Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Capital commitments		$ 203,603,490	$ 171,853,982	$ 122,786,729
Chile operating segment [Member]
Statement [Line Items]
Capital commitments		146,703,164	94,336,053	74,932,872
International Business operating segment [Member]
Statement [Line Items]
Capital commitments		42,064,662	63,288,453	31,573,930
Wines operating segment [Member]
Statement [Line Items]
Capital commitments		13,869,824	8,977,284	13,214,298
Other [Member]
Statement [Line Items]
Capital commitments	[1]	$ 965,840	$ 5,252,192	$ 3,065,629

[1]	Others include the capital investments corresponding to the Corporate Support Units.